Shareholders' Equity - Weibo Performance Based RSU (Details) - Performance-based RSU - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares Granted
Outstanding at the beginning of the year (in shares)	12	14	18
Awarded (in shares)	21	21	19
Vested (in shares)	(7)	(12)	(15)
Cancelled/forfeited (in shares)	(15)	(11)	(8)
Outstanding at the end of the year (in shares)	11	12	14
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 101.86	$ 65.18	$ 47.47
Awarded (in dollars per share)	67.35	102.88	65.18
Vested (in dollars per share)	102.69	65.18	47.47
Cancelled/forfeited (in dollars per share)	78.72	98.10	58.51
Outstanding at the end of the year (in dollars per share)	$ 67.35	$ 101.86	$ 65.18
Weibo
Shares Granted
Outstanding at the beginning of the year (in shares)	4	129	108
Awarded (in shares)	98	191	155
Vested (in shares)	(4)	(126)	(102)
Cancelled/forfeited (in shares)	(39)	(190)	(32)
Outstanding at the end of the year (in shares)	59	4	129
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 87.14	$ 50.32	$ 27.00
Awarded (in dollars per share)	64.33	86.63	50.45
Vested (in dollars per share)	87.14	50.32	27.00
Cancelled/forfeited (in dollars per share)	69.14	86.90	46.42
Outstanding at the end of the year (in dollars per share)	$ 61.17	$ 87.14	$ 50.32
Unrecognized compensation cost related to performance-based restricted share units granted	$ 400	$ 20